Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Composition of Loan Portfolio by Loan Type
	December 31
	2012	2011

Real estate loans - One- to four-family residential	$66,539	$66,599
Commercial loans:
Secured by real estate	54,673	54,202
Other	8,102	7,002
Total commercial loans	62,775	61,204
Consumer loans:
Secured by real estate	10,409	13,395
Other	1,259	1,477
Total consumer loans	11,668	14,872
Total gross loans	140,982	142,675
Less:
Net deferred loan fees	320	273
Allowance for loan losses	1,750	1,518
Total loans - net	$138,912	$140,884

Schedule of Final Loan Maturities and Rate Sensitivity of Loan Portfolio
	December 31, 2012
	Less Than One Year	One Year to Five Years	After Five Years	Total

Loans at fixed interest rates	$8,440	$24,634	$45,611	$78,685
Loans at variable interest rates	9,952	15,581	36,764	62,297

Total	$18,392	$40,215	$82,375	$140,982

Schedule of Loans to Directors and Executive Officers
	December 31
	2012	2011

Aggregate balance - Beginning of Period	$3,344	$3,357

New loans	1,166	771
Repayments	(1,170)	(784)

Aggregate balance - End of Period	$3,340	$3,344

Contractual Aging of Recorded Investment in Past Due Loans by Class Loans
As of December 31, 2012
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total			Days and
	Past Due	Past Due	Days	Past Due	Current	Total Loans	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$2,073	$2,246	$-
Commercial Real Estate - other	3,210	540	282	4,032	48,395	52,427	-
Commercial - non real estate	113	-	-	113	7,989	8,102	-

Consumer:
Consumer - Real Estate	59	-	13	72	10,337	10,409	-
Consumer - Other	11	5	6	22	1,237	1,259	6

Residential:
Residential	2,047	796	1,198	4,041	62,498	66,539	61
Total	$5,440	$1,341	$1,672	$8,453	$132,529	$140,982	$67

As of December 31, 2011
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total			Days and
	Past Due	Past Due	Days	Past Due	Current	Total Loans	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$91	$264	$-
Commercial Real Estate - other	3,808	339	245	4,392	49,546	53,938	-
Commercial - non real estate	46	29	-	75	6,927	7,002	-

Consumer:
Consumer - Real Estate	394	34	128	556	12,839	13,395	-
Consumer - Other	5	25	-	30	1,447	1,477	-

Residential:
Residential	3,055	1,501	1,969	6,525	60,074	66,599	238
Total	$7,308	$1,928	$2,515	$11,751	$130,924	$142,675	$238

Risk Category of Loans by Class of Loans Based on Most Recent Analysis Performed
As of December 31, 2012

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$-
3	615	13,895	2,376
4	1,458	27,488	5,489
5	-	2,712	37
6	173	8,332	200
7	-	-	-
8	-	-	-
Total	$2,246	$52,427	$8,102

As of December 31, 2011

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$7
3	-	10,911	2,178
4	91	31,926	4,512
5	-	1,078	-
6	173	10,023	305
7	-	-	-
8	-	-	-
Total	$264	$53,938	$7,002

Risk Category of Loans by Class Based on Most Recent Analysis Performed

As of December 31, 2012
Residential

Loan Grade:
Pass	$64,669
Special Mention	-
Substandard	1,871
Total	$66,540

	Consumer -
	Real Estate	Consumer - Other

Performing	$10,381	$1,252
Nonperforming	28	6
Total	$10,409	$1,258

As of December 31, 2011
Residential

Loan Grade:
Pass	$63,941
Special Mention	-
Substandard	2,658
Total	$66,599

	Consumer -
	Real Estate	Consumer - Other

Performing	$13,248	$1,473
Nonperforming	147	4
Total	$13,395	$1,477

Recorded Investment in Non-Accrual Loans by Class

As of December 31
	2012	2011
Commercial Real Estate:
Commercial Real Estate - construction	$173	$173
Commercial Real Estate - other	2,851	356
Commercial	-	-

Consumer:
Consumer - real estate	28	152
Consumer - other	1	-

Residential:
Residential	1,810	2,420

Total	$4,863	$3,101

Troubled Debt Restructurings on Financing Receivables
For the Twelve Months Ended
December 31, 2012
Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Troubled Debt Restructurings

Commercial Real Estate - Construction	-	$-	$-	-	$-
Commercial Real Estate - Other	-	-	-	1	53
Commercial - non real estate	4	3,542	2,737	-	-
Residential	-	-	-	-	-

For the Twelve Months Ended
December 31, 2011
Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Troubled Debt Restructurings

Commerical Real Estate - Construction	-	$-	$-	-	$-
Commercial Real Estate - Other	3	1,503	1,398	-	-
Consumer - Real Estate	-	-	-	-	-
Residential	-	-	-	-	-

Loans Individually Evaluated for Impairment by Class of Loans
				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2012				2012
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	173	-
Commercial Real Estate - Other	4,869	4,535	-	5,084	138
Consumer - Real Estate	33	28	-	34	-
Consumer - Other	1	1	-	3	-
Residential	1,365	1,194	-	1,359	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	-	-
Commercial Real Estate - Other	2,138	2,127	101	2,167	80
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	616	616	141	642	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$173	$-
Commercial Real Estate - Other	$7,007	$6,662	$101	$7,251	$218
Consumer - Real Estate	$33	$28	$-	$34	$-
Consumer - Other	$1	$1	$-	$3	$-
Residential	$1,981	$1,810	$141	$2,001	$-

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2011				2011
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	469	-
Commercial Real Estate - Other	626	626	-	509	135
Consumer - Real Estate	171	152	-	196	-
Consumer - Other	0	0	-	7	-
Residential	2,017	1,640	-	1,928	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	516	-
Commercial Real Estate - Other	1,337	1,128	85	1,039	115
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	813	780	199	860	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$985	$-
Commercial Real Estate - Other	$1,963	$1,754	$85	$1,548	$250
Consumer - Real Estate	$171	$152	$-	$196	$-
Consumer - Other	$-	$-	$-	$7	$-
Residential	$2,830	$2,420	$199	$2,788	$-

Schedule of Activity in Allowance for Loan and Lease Losses and Individually Evaluated for Impairment
For the Year Ended December 31, 2012
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$10	$393	$53	$146	$46	$870	$-	$1,518
Charge-offs	-	(265)	-	(87)	(44)	(840)	-	(1,236)
Recoveries	-	10	-	16	10	65	-	101
Provision	54	441	16	24	21	811	-	1,367
Ending Balance	$64	$579	$69	$99	$33	$906	$-	$1,750

Ending balance: individually evaluated for impairment	$-	$101	$-	$-	$-	$141	$-	$242

Ending balance: loans collectively evaluated for impairment	$64	$478	$69	$99	$33	$765	$-	$1,508

Loans:
Ending Balance	$2,246	$52,427	$8,102	$10,409	$1,259	$66,539	$-	$140,982

Ending balance: individually evaluated for impairment	$173	$6,662	$-	$28	$1	$1,810	$-	$8,674

Ending balance: loans collectively evaluated for impairment	$2,073	$45,765	$8,102	$10,381	$1,258	$64,729	$-	$132,308

For the Year Ended December 31, 2011
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$535	$1,281	$192	$228	$59	$536	$-	$2,831
Charge-offs	(93)	(334)	(6)	(166)	(26)	(1,119)	-	(1,744)
Recoveries	-	79	1	31	11	25	-	147
Provision	(432)	(633)	(134)	53	2	1,428	-	284
Ending Balance	$10	$393	$53	$146	$46	$870	$-	$1,518

Ending balance: individually evaluated for impairment	$-	$85	$-	$-	$-	$199	$-	$284

Ending balance: loans collectively evaluated for impairment	$10	$308	$53	$146	$46	$671	$-	$1,234

Loans:
Ending Balance	$264	$53,938	$7,002	$13,395	$1,477	$66,599	$-	$142,675

Ending balance: individually evaluated for impairment	$173	$1,754	$-	$152	$-	$2,420	$-	$4,499

Ending balance: loans collectively evaluated for impairment	$91	$52,184	$7,002	$13,243	$1,477	$64,179	$-	$138,176